Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 417,108	$ 293,016	$ 1,272,015	$ 765,866	$ 618,777	$ 1,368,675
Loss from operations	417,108	293,016	1,272,015	765,866	618,777	1,368,675
OTHER INCOME
Change in fair value of derivative liability					190,208
Fair value in excess of sale of private warrants					(1,000,000)
Change in fair value of warrant liability		620,000		8,192,000	10,808,000	8,452,000
Dividend income Trust Account	366,916	911,773	1,646,951	1,204,892
Interest income from Trust account					6,330	2,920,785
Interest income from checking account	1,660	793	2,946	917		2,135
Transaction costs allocated to warrant issuance					(757,003)
Total other income	368,576	1,532,566	1,649,897	9,397,809	9,247,535	11,374,920
NET (LOSS) INCOME	$ (48,532)	$ 1,239,550	$ 377,882	$ 8,631,943	$ 8,628,758	$ 10,006,245
Class A Ordinary Shares
OTHER INCOME
Weighted average shares outstanding, basic (in Shares)	2,528,906	20,000,000	4,095,170	20,000,000	9,879,518	20,000,000
Basic net (loss) income per share (in Dollars per share)	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B Ordinary Shares
OTHER INCOME
Weighted average shares outstanding, basic (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Basic net (loss) income per share (in Dollars per share)	$ (0.06)	$ 0.01	$ (0.14)	$ 0.3	$ 0.58	$ 0.28